UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:          811-22619

NAME OF REGISTRANT:                          VANGUARD CHARLOTTE FUNDS

ADDRESS OF REGISTRANT:                       PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:       ANNE E. ROBINSON
                                             PO BOX 876
                                             VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:     (610) 669-1000

DATE OF FISCAL YEAR END:                     OCTOBER 31

DATE OF REPORTING PERIOD:                    JULY 1, 2021 - JUNE 30, 2022


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 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 811-22619
Reporting Period: 07/01/2021 - 06/30/2022
VANGUARD CHARLOTTE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




=============== VANGUARD TOTAL INTERNATIONAL BOND II INDEX FUND ================


CANAL DE ISABEL II SA

Ticker:                      Security ID:  E2R28HAA0
Meeting Date: JUL 29, 2021   Meeting Type: Bondholder
Record Date:  JUL 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Balance Sheet            For       Did Not Vote Management
2     Approve Merger Agreement                For       Did Not Vote Management
3     Approval Merger Subject to the          For       Did Not Vote Management
      Authorization of the Governing Council
      of the Community of Madrid
4     Authorize Board to Ratify and Execute   For       Did Not Vote Management
      Approved Resolutions


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ELECTRICITE DE FRANCE SA

Ticker:       EDF            Security ID:  F3R92TAK0
Meeting Date: JUL 21, 2021   Meeting Type: Bondholder
Record Date:  JUL 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amendment of the Terms and Conditions   For       Did Not Vote Management
      of the 2013 GBP Notes, Powers to carry
      out Formalities


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ELECTRICITE DE FRANCE SA

Ticker:       EDF            Security ID:  F3R92TAW4
Meeting Date: JUL 21, 2021   Meeting Type: Bondholder
Record Date:  JUL 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amendment of the Terms and Conditions   For       Did Not Vote Management
      of the 2014 GBP Notes, Powers to carry
      out Formalities


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ICADE SA

Ticker:       ICAD           Security ID:  F5R57TYN6
Meeting Date: DEC 14, 2021   Meeting Type: Bondholder
Record Date:  DEC 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of the Allocation of an        For       Did Not Vote Management
      Amount Equivalent to the Proceeds of
      the Notes 'Green Bonds'
2     Filing at Registered Office of the      For       Did Not Vote Management
      Attendance Sheet, the Relevant Powers
      of Represented Noteholders set out in
      the Participation Form and the Minutes
      of the General Meeting
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


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INMOBILIARIA COLONIAL SOCIMI SA

Ticker:       COL            Security ID:  E6R2A0AA5
Meeting Date: FEB 17, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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INMOBILIARIA COLONIAL SOCIMI SA

Ticker:       COL            Security ID:  E6451EAC9
Meeting Date: FEB 17, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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INMOBILIARIA COLONIAL SOCIMI SA

Ticker:       COL            Security ID:  E6451EAA3
Meeting Date: FEB 17, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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KOREA HOUSING FINANCE CORP.

Ticker:                      Security ID:  Y4841LR52
Meeting Date: JUL 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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KOREA HOUSING FINANCE CORP.

Ticker:                      Security ID:  ADPV50660
Meeting Date: JUL 02, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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MERLIN PROPERTIES SOCIMI SA

Ticker:       MRL            Security ID:  E7390ZAC4
Meeting Date: JUN 01, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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MERLIN PROPERTIES SOCIMI SA

Ticker:       MRL            Security ID:  E7390ZAJ9
Meeting Date: JUN 01, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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MERLIN PROPERTIES SOCIMI SA

Ticker:       MRL            Security ID:  E7390ZAE0
Meeting Date: JUN 01, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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SOCIETE FONCIERE LYONNAISE SA

Ticker:       FLY            Security ID:  F8480MAB3
Meeting Date: FEB 17, 2022   Meeting Type: Bondholder
Record Date:  FEB 15, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reclassification of Bonds as    For       Did Not Vote Management
      'Green Bonds' and Allocation of an
      Amount Equivalent to the Proceeds of
      the Green Bonds
2     Receive Documents of the Meeting        For       Did Not Vote Management


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UNICREDIT SPA

Ticker:       UCG            Security ID:  T9T20LMD7
Meeting Date: MAY 16, 2022   Meeting Type: Bondholder
Record Date:  MAY 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Instructions to the             For       Did Not Vote Management
      Representative of the OBG Holders to
      Give its Written Consent to the OBG
      Guarantor and Execution of the Master
      Amendment Agreement

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 26, 2022
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845) and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.